BENEFIT PLANS	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
BENEFIT PLANS

BENEFIT PLANS

Qualified and Non-qualified Defined Benefit Plans

Retirement Plans (collectively, the "Defined Benefit Plans")

        The Company sponsors a non-contributory qualified defined benefit cash balance retirement plan (the "Pension Plan") for the benefit of non-union employees of Cablevision, as well as certain employees covered by a collective bargaining agreement in Brooklyn.

        The Company maintains an unfunded non-contributory non-qualified defined benefit excess cash balance plan ("Excess Cash Balance Plan") covering certain current and former employees of Cablevision who participate in the Pension Plan, as well as an additional unfunded non-contributory, non-qualified defined benefit plan ("CSC Supplemental Benefit Plan") for the benefit of certain former officers and employees of Cablevision which provided that, upon retiring on or after normal retirement age, a participant receives a benefit equal to a specified percentage of the participant's average compensation, as defined. All participants were 100% vested in the CSC Supplemental Benefit Plan. The benefits related to the CSC Supplemental Plan were paid to participants in January 2017 and the plan was terminated.

        Cablevision's Pension Plan and the Excess Cash Balance Plan are frozen and no employee of Cablevision who was not already a participant could participate in the plans and no further annual Pay Credits (a certain percentage of employees' eligible pay) are made. Existing account balances under the plans continue to be credited with monthly interest in accordance with the terms of the plans.

Plan Results for Defined Benefit Plans

        Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's Defined Benefit Plans at December 31, 2016:

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$403,963
Service cost	—
Interest cost	14,077
Actuarial gain	(11,429)
Curtailments	3,968
Benefits paid	(28,062)

Projected benefit obligation at end of year	382,517

Change in plan assets:
Fair value of plan assets at beginning of year	297,846
Actual return on plan assets, net	5,829
Employer contributions	8,505
Benefits paid	(28,062)

Fair value of plan assets at end of year	284,118

Unfunded status at end of year	$(98,399)

        The accumulated benefit obligation for the Company's Defined Benefit Plans aggregated $382,517 at December 31, 2016.

        The Company's net funded status relating to its Defined Benefit Plans at December 31, 2016, is as follows:

Defined Benefit Plans	$(98,399)
Less: Current portion related to nonqualified plans	14,293

Long-term defined benefit plan obligations	$(84,106)

        Components of the net periodic benefit cost, recorded in other operating expenses, for the Defined Benefit Plans for the year ended December 31, 2016, is as follows:

Service cost	$—
Interest cost	6,946
Expected return on plan assets, net	(4,022)
Curtailment loss	231
Settlement income (reclassified from accumulated other comprehensive loss)(a)	(154)

Net periodic benefit cost	$3,001

(a)

As a result of benefit payments to terminated or retired individuals exceeding the service and interest costs for the Pension Plan and the Excess Cash Balance Pension Plan during the period June 21, 2016 through December 31, 2016, the Company recognized a non-cash settlement loss that represented the acceleration of the recognition of a portion of the previously unrecognized actuarial losses recorded in accumulated other comprehensive loss on the Company's consolidated balance sheet relating to these plans.

Plan Assumptions for Defined Benefit Plans

        Weighted-average assumptions used to determine net periodic cost (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Defined Benefit Plans are as follows:

	Net Periodic Benefit Cost	Benefit Obligations
	June 21, 2016 to December 31, 2016	December 31, 2016
Discount rate(a)	3.53%	3.81%
Rate of increase in future compensation levels	—%	—%
Expected rate of return on plan assets (Pension Plan only)	3.97%	N/A

(a)

The discount rate of 3.53% for the period June 21, 2016 through December 31, 2016, represents the average of the quarterly discount rates used to remeasure the Company's projected benefit obligation and net periodic benefit cost in connection with the recognition of settlement losses discussed above.

        The discount rate used by the Company in calculating the net periodic benefit cost for the Cash Balance Plan and the Excess Cash Balance Plan was determined based on the expected future benefit payments for the plans and from the Towers Watson U.S. Rate Link: 40-90 Discount Rate Model. The model was developed by examining the yields on selected highly rated corporate bonds.

        The Company's expected long-term return on Pension Plan assets is based on a periodic review and modeling of the plan's asset allocation structure over a long-term horizon. Expectations of returns and risk for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data, forward looking economic outlook, and economic/financial market theory. The expected long-term rate of return was chosen as a best estimate and was determined by (a) historical real returns, net of inflation, for the asset classes covered by the investment policy, and (b) projections of inflation over the long-term period during which benefits are payable to plan participants.

Pension Plan Assets and Investment Policy

        The weighted average asset allocations of the Pension Plan at December 31, 2016 is as follows:

Plan Assets
Asset Class:
Mutual funds	43%
Fixed income securities	55
Cash equivalents and other	2

100%

        The Pension Plan's investment objectives reflect an overall low risk tolerance to stock market volatility. This strategy allows for the Pension Plan to invest in portfolios that would obtain a rate of return throughout economic cycles, commensurate with the investment risk and cash flow needs of the Pension Plan. The investments held in the Pension Plan are readily marketable and can be sold to fund benefit payment obligations of the plan as they become payable.

        Investment allocation decisions are formally made by the Company's Benefit Committee, which takes into account investment advice provided by its external investment consultant. The investment consultant takes into account expected long-term risk, return, correlation, and other prudent investment assumptions when recommending asset classes and investment managers to the Company's Investment and Benefit Committee. The major categories of the Pension Plan assets are cash equivalents and bonds which are marked-to-market on a daily basis. Due to the Pension Plan's significant holdings in long-term government and non-government fixed income securities, the Pension Plan's assets are subjected to interest rate risk; specifically, a rising interest rate environment. Consequently, an increase in interest rates may cause a decrease to the overall liability of the Pension Plan thus creating a hedge against rising interest rates. In addition, a portion of the Pension Plan's bond portfolio is invested in foreign debt securities where there could be foreign currency risks associated with them, as well as in non-government securities which are subject to credit risk of the bond issuer defaulting on interest and/or principal payments.

Investments at Estimated Fair Value

        The fair values of the assets of the Pension Plan at December 31, 2016 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total
Mutual funds	$121,356	$—	$—	$121,356
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	13,583	—	13,583
U.S. corporate debt	—	48,046	—	48,046
Government debt	—	4,810	—	4,810
U.S. Treasury securities	—	77,285	—	77,285
Asset-backed securities	—	14,065	—	14,065
Other	—	247	—	247
Cash equivalents(a)	2,593	3,089	—	5,682

Total(b)	$123,949	$161,125	$—	$285,074

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.
(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2016.

        The fair values of mutual funds and cash equivalents were derived from quoted market prices that the Pension Plan administrator has the ability to access.

        The fair values of corporate and government debt, treasury securities and asset-back securities were derived from bids received from a vendor or broker not available in an active market that the Pension Plan administrator has the ability to access.

Benefit Payments and Contributions for Defined Benefit Plans

        The following benefit payments are expected to be paid:

2017	$45,899
2018	28,812
2019	27,565
2020	28,399
2021	25,692
2022 - 2026	120,664

        The Company currently expects to contribute approximately $12,700 to the Pension Plan in 2017.

Defined Contribution Plans

        The Company maintains the Cablevision 401(k) Savings Plan, a contributory qualified defined contribution plan for the benefit of non-union employees of Cablevision. Participants can contribute a percentage of eligible annual compensation and the Company will make a matching cash contribution or discretionary contribution, as defined in the plan. In addition, the Company maintains an unfunded non-qualified excess savings plan for which the Company provides a matching contribution similar to the Cablevision 401(k) Savings Plan. Applicable employees of the Company are eligible for an enhanced employer matching contribution, as well as a year-end employer discretionary contribution to the Cablevision 401(k) Savings Plan and the Cablevision Excess Savings Plan.

        The Company also maintains a 401(k) plan for employees of Cequel. Cequel employees that qualify for participation can contribute a percentage of eligible annual compensation and the Company will make a matching cash contribution, as defined in the plan.

        The cost associated with these plans (including the enhanced employer matching and discretionary contributions) was $28,501 for the year ended December 31, 2016.

Cablevision Systems Corporation And Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
BENEFIT PLANS

BENEFIT PLANS

Qualified and Non-qualified Defined Benefit Plans

Cablevision Retirement Plans (collectively, the "Defined Benefit Plans")

        The Company sponsors a non-contributory qualified defined benefit cash balance retirement plan (the "Pension Plan") for the benefit of non-union employees other than those of Newsday, as well as certain employees covered by a collective bargaining agreement in Brooklyn.

        The Company maintains an unfunded non-contributory non-qualified defined benefit excess cash balance plan ("Excess Cash Balance Plan") covering certain current and former employees of the Company who participate in the Pension Plan, as well as an additional unfunded non-contributory, non-qualified defined benefit plan ("CSC Supplemental Benefit Plan") for the benefit of certain former officers and employees of the Company which provided that, upon retiring on or after normal retirement age, a participant receives a benefit equal to a specified percentage of the participant's average compensation, as defined. All participants were 100% vested in the CSC Supplemental Benefit Plan. The benefits related to the CSC Supplemental Plan were paid to participants in January 2017 and the plan was terminated.

        The Company amended the Pension Plan and the Excess Cash Balance Plan to freeze participation and future benefit accruals effective December 31, 2013 for all Company employees except those covered by a collective bargaining agreement in Brooklyn. Effective April 1, 2015, participation was frozen and future benefit accruals ceased for employees covered by a collective bargaining agreement in Brooklyn. Therefore, after April 1, 2015, no employee of the Company who was not already a participant could participate in the plans and no further annual Pay Credits (a certain percentage of employees' eligible pay) were made. Existing account balances under the plans continue to be credited with monthly interest in accordance with the terms of the plans.

Plan Results for Defined Benefit Plans

        Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's Defined Benefit Plans at December 31, 2015:

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$430,846
Service cost	344
Interest cost	15,523
Actuarial (gain) loss	(14,912)
Curtailments	—
Benefits paid	(27,838)

Projected benefit obligation at end of year	403,963

Change in plan assets:
Fair value of plan assets at beginning of year	303,676
Actual return (loss) on plan assets, net	(3,921)
Employer contributions	25,929
Benefits paid	(27,838)

Fair value of plan assets at end of year	297,846

Unfunded status at end of year	$(106,117)

        The accumulated benefit obligation for the Company's Defined Benefit Plans aggregated $403,963 at December 31, 2015.

        The Company's net funded status relating to its Defined Benefit Plans at December 31, 2015 are as follows:

Defined Benefit Plans	$(106,117)
Less: Current portion related to nonqualified plans	6,889

Long-term defined benefit plan obligations	$(99,228)

        Components of the net periodic benefit cost, recorded in other operating expenses, for the Defined Benefit Plans for the period January 1, 2016 to June 20, 2016 and for the years ended December 31, 2015 and 2014, are as follows:

	January 1, 2016 to June 20, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Service cost	$—	$344	$774
Interest cost	7,130	15,523	18,040
Expected return on plan assets, net	(3,565)	(8,297)	(9,548)
Recognized actuarial loss (reclassified from accumulated other comprehensive loss)	(1,446)	1,294	2,364
Settlement (income) loss (reclassified from accumulated other comprehensive loss)(a)	1,655	3,822	5,348

Net periodic benefit cost	$3,774	$12,686	$16,978

(a)

As a result of benefit payments to terminated or retired individuals exceeding the service and interest costs for the Pension Plan and the Excess Cash Balance Pension Plan during the period January 1, 2016 through June 20, 2016, and years ended December 31, 2015 and 2014, the Company recognized a non-cash settlement loss that represented the acceleration of the recognition of a portion of the previously unrecognized actuarial losses recorded in accumulated other comprehensive loss on the Company's consolidated balance sheets relating to these plans.

Plan Assumptions for Defined Benefit Plans

        Weighted-average assumptions used to determine net periodic cost (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Defined Benefit Plans are as follows:

	Weighted-Average Assumptions
	Net Periodic Benefit Cost
				Benefit Obligations December 31, 2015
	January 1, 2016 to June 20, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Discount rate(a)	3.76%	3.83%	4.24%	3.94%
Rate of increase in future compensation levels	—%	—%	3.50%	—%
Expected rate of return on plan assets (Pension Plan only)	3.97%	4.03%	4.53%	N/A

(a)

The discount rates of 3.76%, 3.83%, and 4.24% for the period January 1, 2016 through June 20, 2016 , and years ended December 31, 2015 and 2014, respectively, represent the average of the quarterly discount rates used to remeasure the Company's projected benefit obligation and net periodic benefit cost in connection with the recognition of settlement losses discussed above.

        The discount rate used by the Company in calculating the net periodic benefit cost for the Cash Balance Plan and the Excess Cash Balance Plan was determined based on the expected future benefit payments for the plans and from the Towers Watson U.S. Rate Link: 40-90 Discount Rate Model. The model was developed by examining the yields on selected highly rated corporate bonds.

        The Company's expected long-term return on Pension Plan assets is based on a periodic review and modeling of the plan's asset allocation structure over a long-term horizon. Expectations of returns and risk for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data, forward looking economic outlook, and economic/financial market theory. The expected long-term rate of return was chosen as a best estimate and was determined by (a) historical real returns, net of inflation, for the asset classes covered by the investment policy, and (b) projections of inflation over the long-term period during which benefits are payable to plan participants.

Pension Plan Assets and Investment Policy

        The weighted average asset allocations of the Pension Plan at December 31, 2015 are as follows:

Plan Assets at December 31, 2015
Asset Class:
Mutual funds	39%
Fixed income securities	61
Cash equivalents and other	—

100%

        The Pension Plan's investment objectives reflect an overall low risk tolerance to stock market volatility. This strategy allows for the Pension Plan to invest in portfolios that would obtain a rate of return throughout economic cycles, commensurate with the investment risk and cash flow needs of the Pension Plan. The investments held in the Pension Plan are readily marketable and can be sold to fund benefit payment obligations of the plan as they become payable.

        Investment allocation decisions are formally made by the Altice USA Benefits Committee, which takes into account investment advice provided by its external investment consultant. The investment consultant takes into account expected long-term risk, return, correlation, and other prudent investment assumptions when recommending asset classes and investment managers to the Company's Investment and Benefit Committee. The major categories of the Pension Plan assets are cash equivalents and bonds which are marked-to-market on a daily basis. Due to the Pension Plan's significant holdings in long-term government and non-government fixed income securities, the Pension Plan's assets are subjected to interest rate risk; specifically, a rising interest rate environment. Consequently, an increase in interest rates may cause a decrease to the overall liability of the Pension Plan thus creating a hedge against rising interest rates. In addition, a portion of the Pension Plan's bond portfolio is invested in foreign debt securities where there could be foreign currency risks associated with them, as well as in non-government securities which are subject to credit risk of the bond issuer defaulting on interest and/or principal payments.

Investments at Estimated Fair Value

        The fair values of the assets of the Pension Plan at December 31, 2015 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total
Mutual funds	$117,174	$—	$—	$117,174
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	12,825	—	12,825
U.S. corporate debt	—	54,005	—	54,005
Government debt	—	8,273	—	8,273
U.S. Treasury securities	—	90,414	—	90,414
Asset-backed securities	—	18,563	—	18,563
Cash equivalents(a)	893	—	—	893

Total(b)	$118,067	$184,080	$—	$302,147

(a)	Represents an investment in a money market fund.
(b)	Excludes cash and net payables relating to the sale of securities that were not settled as of December 31, 2015.

        The fair values of mutual funds and cash equivalents were derived from quoted market prices that the Pension Plan administrator has the ability to access.

        The fair values of corporate and government debt, treasury securities and asset-back securities were derived from bids received from a vendor or broker not available in an active market that the Pension Plan administrator has the ability to access.

Defined Contribution Plans

        The Company also maintains the Cablevision 401(k) Savings Plan, a contributory qualified defined contribution plan for the benefit of non-union employees of the Company. Employees can contribute a percentage of eligible annual compensation and the Company will make a matching cash contribution or discretionary contribution, as defined in the plan. In addition, the Company maintains an unfunded non-qualified excess savings plan for which the Company provides a matching contribution similar to the Cablevision 401(k) Savings Plan.

        Applicable employees of the Company are eligible for an enhanced employer matching contribution, as well as a year-end employer discretionary contribution to the Cablevision 401(k) Savings Plan and the Cablevision Excess Savings Plan.

        The cost associated with these plans (including the enhanced employer matching and discretionary contributions) was $26,964, $61,343 and $65,725 for the period January 1, 2016 through June 20, 2016, and years ended December 31, 2015 and 2014, respectively.